Accounting policies - Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Project Quasar Investments 2017, S.L.
Disclosure of associates [line items]
Ownership interest in associate	49.00%	49.00%	49.00%